Investment Objectives and Goals - VanEck Wealth Builder ETF	Oct. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Wealth Builder ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VanEck Wealth Builder ETF (the “Fund”) seeks long-term capital appreciation and current income.